CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.09)	$ 0.00	$ 0.08
Earnings Per Share, Diluted	$ (0.09)	$ 0.00	$ 0.08
Weighted Average Number of Shares Outstanding, Basic	38,689,560	35,000,000	35,000,000
Weighted Average Number of Shares Outstanding, Diluted	38,689,560	35,000,000	35,000,000